UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          May 8, 2003
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   99
                                         ---------------------
Form 13F Information Table Value Total:   $ 888,721
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                         COM         000361105     1025       271250      SH    Sole                 271250
AdvancePCS                        COM         00790K109    35987      1269843      SH    Sole                1269843
Airgas, Inc.                      COM         009363102    12233       660900      SH    Sole                 660900
American Management Systems, I    COM         027352103    14024      1160900      SH    Sole                1160900
AmerisourceBergen Corp.           COM         03073E105     2883        54908      SH    Sole                  54908
Applebees International Inc.      COM         037899101    12399       442200      SH    Sole                 442200
Arbitron Inc.                     COM         03875Q108     7640       241000      SH    Sole                 241000
Ariba, Inc.                       COM         04033V104     3095      1097600      SH    Sole                1097600
Arthur J. Gallagher & Co.         COM         363576109    14543       592400      SH    Sole                 592400
Aspen Technology Inc.             COM         045327103     2160       900000      SH    Sole                 900000
BankUnited Financial Corp. - C    COM         06652B103    18951      1073700      SH    Sole                1073700
Beasley Broadcast Group, Inc.     COM         074014101     4303       443100      SH    Sole                 443100
Big Lots Inc.                     COM         089302103    17962      1596606      SH    Sole                1596606
Brown & Brown                     COM         115236101    15264       487500      SH    Sole                 487500
Cadence Design Systems, Inc.      COM         127387108     5468       546795      SH    Sole                 546795
Cardinal Health Inc.              COM         14149Y108     4170        73194      SH    Sole                  73194
Ceridian Corp.                    COM         15677T106     9227       660000      SH    Sole                 660000
Checkpoint Systems, Inc.          COM         162825103     6194       629500      SH    Sole                 629500
Comcast Corporation Class A       COM         20030N101      224         7823      SH    Sole                   7823
Computer Associates Internatio    COM         204912109    21050      1541000      SH    Sole                1541000
Constellation Brands Incorpora    COM         21036P108    10324       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A         COM         224051102    19908       963600      SH    Sole                 963600
Cullen/Frost Bankers Inc.         COM         229899109      759        25000      SH    Sole                  25000
Darden Restaurants, Inc.          COM         237194105     6626       371200      SH    Sole                 371200
Del Monte Foods Company           COM         24522P103    14211      1905000      SH    Sole                1905000
Devry Inc.                        COM         251893103     8928       478200      SH    Sole                 478200
Downey Financial Corp.            COM         261018105     4729       120000      SH    Sole                 120000
DuPont Photomasks, Inc.           COM         26613X101     6299       314000      SH    Sole                 314000
Duane Reade, Inc.                 COM         263578106     9947       784500      SH    Sole                 784500
EGL Incorporated                  COM         268484102     7260       488550      SH    Sole                 488550
El Paso Electric Company          COM         283677854    11263      1042850      SH    Sole                1042850
Emmis Communications Corp.        COM         291525103    28357      1679900      SH    Sole                1679900
FEI Company                       COM         30241L109      192        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.     COM         303726103      314        30000      SH    Sole                  30000
FedEx Corp.                       COM         31428X106      413         7500      SH    Sole                   7500
First Essex Bancorp, Inc.         COM         320103104    12285       396050      SH    Sole                 396050
First Niagara Financial Group,    COM         33582V108      118        10000      SH    Sole                  10000
Florida East Coast Industries     COM         340632207     6013       249515      SH    Sole                 249515
Forest Oil Corp.                  COM         346091705    15238       683300      SH    Sole                 683300
Gaylord Entertainment Company     COM         367905106     9074       505500      SH    Sole                 505500
General Communications, Inc.      COM         369385109     4847       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc    COM         411901101     3761       161000      SH    Sole                 161000
Helmerich & Payne                 COM         423452101      338        13200      SH    Sole                  13200
Hilb, Rogal & Hamilton Company    COM         431294107    28909       925400      SH    Sole                 925400
Houston Exploration Company       COM         442120101    12533       464200      SH    Sole                 464200
IMS Health Inc.                   COM         449934108    13277       850526      SH    Sole                 850526
ITT Educational Services, Inc.    COM         45068B109    21062       752200      SH    Sole                 752200
Insight Communications Company    COM         45768V108    17298      1447500      SH    Sole                1447500
Interpublic Group of Companies    COM         460690100      325        35000      SH    Sole                  35000
J.D. Edwards & Company            COM         281667105    13222      1198700      SH    Sole                1198700
JLG Industries, Inc.              COM         466210101     1753       371400      SH    Sole                 371400
Laboratory Corporation of Amer    COM         50540R409      593        20000      SH    Sole                  20000
Landstar System, Inc.             COM         515098101    12974       225634      SH    Sole                 225634
Lincare Holdings Inc.             COM         532791100      737        24000      SH    Sole                  24000
MRO Software, Inc.                COM         55347W105     3835       559000      SH    Sole                 559000
Map Info Corp.                    COM         565105103     3533       913000      SH    Sole                 913000
MatrixOne, Inc.                   COM         57685P304     3295       975000      SH    Sole                 975000
Microsemi Corporation             COM         595137100     1533       140000      SH    Sole                 140000
Nicor Inc.                        COM         654086107    15299       560000      SH    Sole                 560000
Nieman Marcus B shares            COM         640204301      490        18205      SH    Sole                  18205
Outback Steakhouse, Inc.          COM         689899102     2477        70000      SH    Sole                  70000
Owens & Minor, Inc.               COM         690732102     5006       285250      SH    Sole                 285250
Parametric Technology Corp.       COM         699173100      152        70000      SH    Sole                  70000
People's Bank                     COM         710198102     8017       317500      SH    Sole                 317500
Perkin Elmer, Inc.                COM         714046109     7290       820000      SH    Sole                 820000
Perot Systems Corp.               COM         714265105    15325      1493700      SH    Sole                1493700
Pogo Producing Company            COM         730448107    21535       541500      SH    Sole                 541500
Praxair, Inc.                     COM         74005P104      676        12000      SH    Sole                  12000
Precision Castparts Corp.         COM         740189105    12296       516000      SH    Sole                 516000
Priority Healthcare Corp.         COM         74264T102    18672       700650      SH    Sole                 700650
Reynolds & Reynolds, Inc.         COM         761695105     8035       317600      SH    Sole                 317600
Rockwell Collins, Inc.            COM         774341101      551        30000      SH    Sole                  30000
Rogers Corp.                      COM         775133101     4708       158400      SH    Sole                 158400
Ruby Tuesday, Inc.                COM         781182100    18160       890200      SH    Sole                 890200
Saks Inc.                         COM         79377w108     7362       957300      SH    Sole                 957300
Salem Communications Corp.        COM         794093104     9730       596925      SH    Sole                 596925
Schering Plough Corp.             COM         806605101      374        21000      SH    Sole                  21000
Seacoast Financial Services Co    COM         81170Q106     4372       239425      SH    Sole                 239425
Skyworks Solutions Inc.           COM         83088M102     3061       491375      SH    Sole                 491375
Southwestern Energy Company       COM         845467109     8805       672100      SH    Sole                 672100
St. Joe Company                   COM         790148100     7708       283400      SH    Sole                 283400
Staten Island Bancorp Inc.        COM         857550107     2387       160000      SH    Sole                 160000
Sterling Financial Corp.          COM         859319105     7527       354699      SH    Sole                 354699
Synavant, Inc.                    COM         87157A105     3217      2010850      SH    Sole                2010850
Synopsys, Inc.                    COM         871607107    19587       460100      SH    Sole                 460100
Taylor Capital Group Inc.         COM         876851106     9725       480000      SH    Sole                 480000
Texas Instruments, Inc.           COM         882508104     4445       271512      SH    Sole                 271512
The Brink's Company               COM         725701106     2356       170007      SH    Sole                 170007
The J.M. Smucker Company          COM         832696405      810        23154      SH    Sole                  23154
The South Financial Group, Inc    COM         837841105     7976       368400      SH    Sole                 368400
TriZetto Group, Inc.              COM         896882107     4729      1145000      SH    Sole                1145000
Triad Hospitals, Inc.             COM         89579K109    12274       456276      SH    Sole                 456276
Universal Health Services, Inc    COM         913903100    46184      1132800      SH    Sole                1132800
Unocal Corp.                      COM         915289102    21562       819550      SH    Sole                 819550
Veridian Corporation              COM         92342R203      497        25000      SH    Sole                  25000
Western Wireless Corporation      COM         95988E204     5322       946940      SH    Sole                 946940
Whitehall Jewellers, Inc.         COM         965063100     1269       149250      SH    Sole                 149250
Young Broadcasting, Inc.          COM         987434107    12268      1003100      SH    Sole                1003100
iShares Russell 2000 Index Fun    COM         464287655    21600       300000      SH    Sole                 300000